Condensed Consolidating Financial Statements Condensed Balance Sheet (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statements [Abstract]
Billboard	$ 690,200,000	$ 685,800,000	$ 925,700,000	$ 913,600,000	$ 894,200,000
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	272,200,000	24,100,000	29,800,000	20,200,000	37,600,000	19,000,000
Receivables, less allowance	175,600,000		178,800,000	175,100,000
Other current assets	113,000,000		108,600,000	119,700,000
Total current assets	560,800,000		317,200,000	315,000,000
Property and equipment, net	704,400,000		755,400,000	807,900,000
Goodwill	1,860,400,000		1,865,700,000	1,877,200,000	1,872,300,000
Intangible assets	320,100,000		364,400,000	420,000,000
Investments in subsidiaries	0		0	0
Other assets	77,100,000		52,800,000	44,800,000
Intercompany	0		0	0
Total assets	3,522,800,000		3,355,500,000	3,464,900,000
Total current liabilities	237,900,000		212,200,000	205,600,000
Long-term debt	1,598,200,000		0	0
Deferred income tax liabilities, net	22,800,000		288,500,000	313,800,000
Asset retirement obligation	32,300,000		31,700,000	30,600,000	29,300,000
Deficit In Excess Of Investment In Subsidiaries	0
Other liabilities	64,600,000		68,700,000	71,000,000
Intercompany	0		0	0
Total liabilities	1,955,800,000		601,100,000	621,000,000
Total invested equity		2,798,600,000	2,754,400,000	2,843,900,000	2,990,600,000
Total stockholders' equity	1,567,000,000
Total liabilities and invested equity/shareholders' equity	3,522,800,000		3,355,500,000	3,464,900,000
Transit and other	268,600,000	264,300,000	368,300,000	371,000,000	382,900,000
Parent Company
Condensed Consolidating Financial Statements [Abstract]
Billboard	0	0	0	0	0
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Receivables, less allowance	0		0	0
Other current assets	0		0	0
Total current assets	0		0	0
Property and equipment, net	0		0	0
Goodwill	0		0	0
Intangible assets	0		0	0
Investments in subsidiaries	1,567,000,000		0	0
Other assets	0		0	0
Intercompany	0		0	0
Total assets	1,567,000,000		0	0
Total current liabilities	0		0	0
Long-term debt	0
Deferred income tax liabilities, net	0		0	0
Asset retirement obligation	0		0	0
Deficit In Excess Of Investment In Subsidiaries	0
Other liabilities	0		0	0
Intercompany	0		0	0
Total liabilities	0		0	0
Total invested equity			0	0
Total stockholders' equity	1,567,000,000
Total liabilities and invested equity/shareholders' equity	1,567,000,000		0	0
Transit and other	0	0	0	0	0
Subsidiary Issuers
Condensed Consolidating Financial Statements [Abstract]
Billboard	0	0	0	0	0
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	230,000,000	0	0	0	0	0
Receivables, less allowance	0		0	0
Other current assets	4,100,000		0	0
Total current assets	234,100,000		0	0
Property and equipment, net	0		0	0
Goodwill	0		0	0
Intangible assets	0		0	0
Investments in subsidiaries	2,935,500,000		0	0
Other assets	23,900,000		0	0
Intercompany	0		0	0
Total assets	3,193,500,000		0	0
Total current liabilities	28,300,000		0	0
Long-term debt	1,598,200,000
Deferred income tax liabilities, net	0		0	0
Asset retirement obligation	0		0	0
Deficit In Excess Of Investment In Subsidiaries	0
Other liabilities	0		0	0
Intercompany	0		0	0
Total liabilities	1,626,500,000		0	0
Total invested equity			0	0
Total stockholders' equity	1,567,000,000
Total liabilities and invested equity/shareholders' equity	3,193,500,000		0	0
Transit and other	0	0	0	0	0
Guarantor Subsidiaries
Condensed Consolidating Financial Statements [Abstract]
Billboard	599,700,000	589,800,000	796,600,000	770,700,000	746,800,000
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	23,500,000	9,500,000	2,100,000	9,500,000	10,000,000	2,100,000
Receivables, less allowance	140,900,000		146,000,000	138,000,000
Other current assets	87,400,000		89,100,000	98,200,000
Total current assets	251,800,000		237,200,000	245,700,000
Property and equipment, net	596,200,000		628,100,000	655,800,000
Goodwill	1,751,400,000		1,751,600,000	1,758,000,000
Intangible assets	319,900,000		364,200,000	419,700,000
Investments in subsidiaries	218,600,000		232,900,000	241,000,000
Other assets	48,100,000		46,500,000	35,200,000
Intercompany	66,100,000		66,000,000	65,800,000
Total assets	3,252,100,000		3,326,500,000	3,421,200,000
Total current liabilities	176,400,000		168,300,000	158,700,000
Long-term debt	0
Deferred income tax liabilities, net	(1,100,000)		259,400,000	276,800,000
Asset retirement obligation	23,700,000		23,100,000	28,000,000
Deficit In Excess Of Investment In Subsidiaries	1,368,500,000
Other liabilities	62,800,000		65,600,000	57,300,000
Intercompany	54,800,000		55,700,000	56,500,000
Total liabilities	1,685,100,000		572,100,000	577,300,000
Total invested equity			2,754,400,000	2,843,900,000
Total stockholders' equity	1,567,000,000
Total liabilities and invested equity/shareholders' equity	3,252,100,000		3,326,500,000	3,421,200,000
Transit and other	242,700,000	237,800,000	333,500,000	327,900,000	304,700,000
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Statements [Abstract]
Billboard	90,500,000	96,000,000	129,100,000	142,900,000	147,400,000
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	18,700,000	14,600,000	27,700,000	10,700,000	27,600,000	16,900,000
Receivables, less allowance	34,700,000		32,800,000	37,100,000
Other current assets	21,500,000		19,500,000	21,500,000
Total current assets	74,900,000		80,000,000	69,300,000
Property and equipment, net	108,200,000		127,300,000	152,100,000
Goodwill	109,000,000		114,100,000	119,200,000
Intangible assets	200,000		200,000	300,000
Investments in subsidiaries	0		0	0
Other assets	5,100,000		6,300,000	9,600,000
Intercompany	54,800,000		55,700,000	56,500,000
Total assets	352,200,000		383,600,000	407,000,000
Total current liabilities	33,200,000		43,900,000	46,900,000
Long-term debt	0
Deferred income tax liabilities, net	23,900,000		29,100,000	37,000,000
Asset retirement obligation	8,600,000		8,600,000	2,600,000
Deficit In Excess Of Investment In Subsidiaries	0
Other liabilities	1,800,000		3,100,000	13,700,000
Intercompany	66,100,000		66,000,000	65,800,000
Total liabilities	133,600,000		150,700,000	166,000,000
Total invested equity			232,900,000	241,000,000
Total stockholders' equity	218,600,000
Total liabilities and invested equity/shareholders' equity	352,200,000		383,600,000	407,000,000
Transit and other	25,900,000	26,500,000	34,800,000	43,100,000	78,200,000
Eliminations
Condensed Consolidating Financial Statements [Abstract]
Billboard	0	0	0	0	0
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Receivables, less allowance	0		0	0
Other current assets	0		0	0
Total current assets	0		0	0
Property and equipment, net	0		0	0
Goodwill	0		0	0
Intangible assets	0		0	0
Investments in subsidiaries	(4,721,100,000)		(232,900,000)	(241,000,000)
Other assets	0		0	0
Intercompany	(120,900,000)		(121,700,000)	(122,300,000)
Total assets	(4,842,000,000)		(354,600,000)	(363,300,000)
Total current liabilities	0		0	0
Long-term debt	0
Deferred income tax liabilities, net	0		0	0
Asset retirement obligation	0		0	0
Deficit In Excess Of Investment In Subsidiaries	(1,368,500,000)
Other liabilities	0		0	0
Intercompany	(120,900,000)		(121,700,000)	(122,300,000)
Total liabilities	(1,489,400,000)		(121,700,000)	(122,300,000)
Total invested equity			(232,900,000)	(241,000,000)
Total stockholders' equity	(3,352,600,000)
Total liabilities and invested equity/shareholders' equity	(4,842,000,000)		(354,600,000)	(363,300,000)
Transit and other	$ 0	$ 0	$ 0	$ 0	$ 0